Shareholder Report, Line Graph (Details) 194180_Hood River New Opportunities Fund_Retirement Shares_TSR Annual {Retirement Shares} - USD ($)			12 Months Ended
	Jun. 30, 2025	Aug. 05, 2024	Jun. 30, 2026
Retirement Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Retirement Shares
Accumulated Value	$ 13,820	$ 10,000	$ 23,590
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000 Total Return Index
Accumulated Value	12,090	10,000	$ 14,849
Russell 2500 Growth Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2500 Growth Total Return Index
Accumulated Value	$ 11,227	$ 10,000	$ 14,925